MARKETABLE SECURITIES (Schedule of amortized cost, unrealized gains and losses, and fair value of available-for-sale) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Amortized cost	$ 612,699	$ 542,964
Gross unrealized losses	(5,826)	(14,229)
Gross unrealized gains	691	114
Fair value	607,564	528,849
Corporate debentures [Member]
Marketable Securities [Line Items]
Amortized cost	324,485	414,278
Gross unrealized losses	(4,998)	(12,223)
Gross unrealized gains	357	111
Fair value	319,844	402,166
Government debentures [Member]
Marketable Securities [Line Items]
Amortized cost	288,214	128,686
Gross unrealized losses	(828)	(2,006)
Gross unrealized gains	334	3
Fair value	$ 287,720	$ 126,683